Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt [Abstract]
Debt

The amounts in the consolidated balance sheets are analyzed as follows (facility names defined below):

Bank / Vessel(s)	December 31,
	2022	2023
Total long-term debt:
ABN Facility (M/T Eco West Coast)	32,495	-
Alpha Bank Facility (M/T Eco Malibu)	33,500	-
Cargill Facility (M/T Eco Marina Del Rey)	25,189	23,094
CMBFL Facility (M/T Julius Caesar and M/T Legio X Equestris)	103,952	98,552
2nd AVIC Facility (M/T Eco Oceano CA)	45,489	42,777
3rd AVIC Facility (M/T Eco West Coast)	-	40,817
Huarong Facility (M/T Eco Malibu)	-	41,000
Total long-term debt	240,625	246,240
Less: Deferred finance fees	(3,640)	(4,279)
Less: Debt discount relating to Vessel fair value participation liability	(3,271)	(1,463)
Total long-term debt net of deferred finance fees and debt discounts	233,714	240,498

Presented:
Current portion of long-term debt	12,344	12,418
Long-term debt	221,370	228,080

Annual Principal Payments

Scheduled Principal Repayments: The Company’s annual principal payments required to be made after December 31, 2023 on its loan obligations, are as follows (including the financings under sale and leaseback agreements):

Years
December 31, 2024	14,426
December 31, 2025	14,511
December 31, 2026	14,511
December 31, 2027	14,511
December 31, 2028 and thereafter	188,281
Total	246,240